Public Offering and Warrant Offering (Details Textual) (USD $)	1 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended	19 Months Ended	22 Months Ended
	Feb. 25, 2011	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2012	Jun. 30, 2012
Stock Issued During Period Excluding Over Allotment Option (in shares)	2,750,000
Issue Price Per Share Of Public Offering (in dollars per shares)	$ 6
Shares Offered To Under Underwriters Over Allotment (in shares)				412,500
Shares Offered To Underwriters Aggregate Shares (in shares)				3,162,500
Proceeds from Warrant Offering	$ 0	$ 0	$ 0	$ 925,000	$ 0	$ 925,000	$ 925,000
Non Cash Consideration Warrants Exerciseble Number (in shares)	1,500,000
Warrants Redeemable On Cash Basis Number (in shares)	1,142,856
Redemption Price Per Warrant (in dollars per share)	$ 0.01
Minimum Trading Price Of Stock For Redemption Of Warrant (in dollars per share)	$ 8.5
Underwriting Commision Percentage	3.50%
Underwriting Commision Amount	$ 664,125
Public Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		5					5
Sale Price Of Warrant (in dollars per share)	$ 0.35
Class Of Warrant Or Right Issued During Period (in shares)	2,642,856